Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	₩ 150,877	₩ 165,161
Increase	15,671	26,266
Utilization	(26,283)	(34,471)
Reversal	(8,076)	(8,629)
Other	172	(205)
Business Combination	385	2,755
Spin-off	(5,751)
Ending balance	126,995	150,877
Current	61,656	69,363
Non-current	65,339	81,514
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	113,653	102,519
Increase	12,648	15,616
Utilization	(6,283)	(3,610)
Reversal	(440)	(1,492)
Other	172	(6)
Business Combination		626
Spin-off	(5,019)
Ending balance	114,731	113,653
Current	59,204	42,348
Non-current	55,527	71,305
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	7,424	5,257
Increase	1,368	7,400
Utilization	(1,091)
Reversal	(5,816)	(5,233)
Ending balance	1,885	7,424
Current	1,885	7,424
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	29,800	57,385
Increase	1,655	3,250
Utilization	(18,909)	(30,861)
Reversal	(1,820)	(1,904)
Other		(199)
Business Combination	385	2,129
Spin-off	(732)
Ending balance	10,379	29,800
Current	567	19,591
Non-current	₩ 9,812	₩ 10,209